Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares
Bottom of range [member]
Disclosure of financial liabilities [line items]
Trade payables settlement period	1 day	1 day
Put option exercise price | (per share)	₨ 52.000	$ 0.757
Top of range [member]
Disclosure of financial liabilities [line items]
Trade payables settlement period	180 days	180 days